REVENUE (Tables)	12 Months Ended
Jun. 30, 2024
Revenue [abstract]
Schedule of Revenue

Amounts in R million	2024	2023	2022

Gold revenue	6,229.7	5,489.7	5,110.7
Silver revenue	10.0	6.6	7.8
Total revenue	6,239.7	5,496.3	5,118.5

Schedule of Market Risk

Amounts in R million	2024	2023	2022

20% increase in the US Dollar gold price	1,247.9	1,099.3	1,023.7
20% decrease in the US Dollar gold price	(1,247.9)	(1,099.3)	(1,023.7)

Amounts in R million	2024	2023	2022

20% increase in the US Dollar exchange rate	1,247.9	1,099.3	1,023.7
20% decrease in the US Dollar exchange rate	(1,247.9)	(1,099.3)	(1,023.7)